Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 31, 2026	Mar. 03, 2026	Mar. 31, 2025
Successor
Cash flows from operating activities:
Net loss	$ (26,966)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depletion, oil and gas properties	4,406
Depreciation and amortization, other property and equipment	263
Accretion of asset retirement obligation	368
Settlement of asset retirement obligation liabilities	(95)
Deferred tax benefit	(6,953)
Amortization of debt issuance costs	47
Amortization of debt premiums	(431)
Loss on commodity derivatives	33,165
Net settlements of commodity derivatives	(6,243)
Cash paid for modification of derivative contracts, net of realized loss	(57,816)
Stock compensation expense	434
Change in fair value of earnout liability	(96)
Gain on sale of assets	(30)
Changes in operating assets and liabilities, net of effects from acquisition:
Accounts receivable	4,776
Prepaid expenses and other current assets	(656)
Other noncurrent assets	8
Accounts payable	5,674
Related party payable	(1,383)
Other current liabilities	(35,610)
Net cash provided by (used in) operating activities	(87,138)
Cash flows from investing activities:
Capital expenditures for oil and natural gas properties	(165)
Purchases of other property and equipment	(15)
Proceeds from sale of assets	1,225
Acquisition, net of cash acquired	(145,527)
Net cash used in investing activities	(144,482)
Cash flows from financing activities:
Proceeds from issuance of Class A common stock in connection with PIPE financing, net of issuance costs	82,251
Proceeds from issuance of Series A redeemable preferred stock and warrants, net of issuance costs and discounts	119,643
Proceeds from issuance of Series B convertible redeemable preferred stock, net of issuance costs and discounts	24,701
Proceeds from long-term debt	37,000
Repayments of long-term debt	(12,597)
Payments of debt issuance costs	(2,606)
Payments on finance lease liabilities	(85)
Cash settlement of PIH share-based compensation liability	(265)
Member distributions
Net cash provided by (used in) financing activities	248,042
Net increase (decrease) in cash, cash equivalents, and restricted cash	16,422
Cash, cash equivalents, and restricted cash at beginning of period	15,090
Cash, cash equivalents, and restricted cash at end of period	31,512	$ 15,090
Supplemental cash flow information:
Cash paid for interest	1,733
Stock issued for acquisitions	67,850
Satisfaction of liability-classified share-based payment awards	46,982
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	21
Predecessor
Cash flows from operating activities:
Net loss		(71,339)	$ (17,552)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depletion, oil and gas properties		4,276	7,281
Depreciation and amortization, other property and equipment		673	790
Accretion of asset retirement obligation		643	1,008
Settlement of asset retirement obligation liabilities			(228)
Deferred tax benefit
Amortization of debt issuance costs		273	450
Amortization of debt premiums
Loss on commodity derivatives		27,905	18,524
Net settlements of commodity derivatives		(10,621)	(10,205)
Cash paid for modification of derivative contracts, net of realized loss
Stock compensation expense		46,982
Change in fair value of earnout liability
Gain on sale of assets		(816)	(4,899)
Changes in operating assets and liabilities, net of effects from acquisition:
Accounts receivable		(5,573)	(2,404)
Prepaid expenses and other current assets		38	518
Other noncurrent assets		22	(40)
Accounts payable		(567)	(2,020)
Related party payable
Other current liabilities		13,306	(1,533)
Net cash provided by (used in) operating activities		5,202	(10,310)
Cash flows from investing activities:
Capital expenditures for oil and natural gas properties		(553)	(650)
Purchases of other property and equipment		(431)	(581)
Proceeds from sale of assets		816	4,899
Acquisition, net of cash acquired
Net cash used in investing activities		(168)	3,668
Cash flows from financing activities:
Proceeds from issuance of Class A common stock in connection with PIPE financing, net of issuance costs
Proceeds from issuance of Series A redeemable preferred stock and warrants, net of issuance costs and discounts
Proceeds from issuance of Series B convertible redeemable preferred stock, net of issuance costs and discounts
Proceeds from long-term debt		4,000	146
Repayments of long-term debt		(5,191)	(10,361)
Payments of debt issuance costs		(9)
Payments on finance lease liabilities		(198)	(230)
Cash settlement of PIH share-based compensation liability
Member distributions			(60,000)
Net cash provided by (used in) financing activities		(1,398)	(70,445)
Net increase (decrease) in cash, cash equivalents, and restricted cash		3,636	(77,087)
Cash, cash equivalents, and restricted cash at beginning of period	$ 18,977	15,341	102,287
Cash, cash equivalents, and restricted cash at end of period		18,977	25,200
Supplemental cash flow information:
Cash paid for interest		3,721	6,299
Stock issued for acquisitions
Satisfaction of liability-classified share-based payment awards
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases		$ 42	$ 61